Investment in associated companies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 rig class_of_stock class_of_membership_interest	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Number premium jack-ups operated | rig	5
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%	50.00%
Seabras Sapura | Sapura Energy
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
SeaMex
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%	50.00%
SeaMex | Fintech
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	0.00%	0.00%	0.00%
Sonadrill | Sonangol E.P.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	0.00%
Gulfdrill | Gulf Drilling International
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	18.00%
Direct Ownership Interest | Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Number of classes of membership interest representing voting common stock | class_of_membership_interest	1
Direct Ownership Interest | Seadrill Deepwater Drillship Ltd
Schedule of Equity Method Investments [Line Items]
Number of classes of stock representing voting common stock	1
Direct Ownership Interest | Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Number of classes of stock representing voting common stock	1
Direct Ownership Interest | Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage	42.00%
Direct Ownership Interest | Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%
Direct Ownership Interest | Seadrill Deepwater Drillship Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	39.00%
Direct Ownership Interest | Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%